Risk management - Schedule of Financial Instruments Outstanding (Detail) - 12 months ended Dec. 31, 2018 $ in Millions, $ in Millions	CAD ($) CAD_perUSD bbl $ / bbl $ / bbl	USD ($) CAD_perUSD bbl $ / bbl $ / bbl
Disclosure of detailed information about financial instruments [line items]
Financial Assets, at fair value	$ 9
Foreign exchange forward contracts on revenue [member] | FX swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional value		$ 6
Foreign exchange forward rate | CAD_perUSD	1.3000	1.3000
Foreign exchange forward contracts on revenue [member] | FX Swap 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, remaining term, description	Q1 2019
Foreign exchange forward contracts on revenue [member] | FX swap [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 0
Crude oil [member] | W T I swaps [member] | Q1 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	1,000	1,000
Financial instruments, remaining term, description	Q1 2019
Financial instruments, benchmark pricing per unit | $ / bbl	50.20	50.20
Financial liabilities, at fair value	$ 1
Crude oil [member] | W T I swaps [member] | Q1 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	2,000	2,000
Financial instruments, remaining term, description	Q1 2019
Financial instruments, benchmark pricing per unit | $ / bbl	66.50	66.50
Financial liabilities, at fair value	$ 1
Crude oil [member] | W T I swaps [member] | Q1 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	2,000	2,000
Financial instruments, remaining term, description	Q1 2019
Financial instruments, benchmark pricing per unit | $ / bbl	49.93	49.93
Financial liabilities, at fair value	$ 1
Crude oil [member] | W T I swaps [member] | Jan/19 - Jun/19 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	4,000	4,000
Financial instruments, remaining term, description	Jan/19 - Jun/19
Financial instruments, benchmark pricing per unit | $ / bbl	68.58	68.58
Financial liabilities, at fair value	$ 4
Crude oil [member] | W T I swaps [member] | Q2 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	2,000	2,000
Financial instruments, remaining term, description	Q2 2019
Financial instruments, benchmark pricing per unit | $ / bbl	56.53	56.53
Financial liabilities, at fair value	$ 2